Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Shareholders' Equity
Shareholders' Equity

9.  Shareholders' Equity

Common stock and Class A common stock

The Company's capital consists of common stock and Class A common stock.

The same rights are granted to common stock and Class A common stock on the right to claim a dividend and to claim a liquidation distribution.

Class A common stock is entitled to no voting rights at ordinary shareholders’ meetings. However, when the Company makes decisions on the following matters stipulated in laws or regulations or the articles of incorporation that need to be approved by the resolution of the Board of Directors, in addition, the Company needs approval at the Class General Meetings of respective shareholders, which is constituted by the shareholders of Class A common stock.

1.Subject to a demand for sale of treasury stock from inheritors;

2.Reverse stock split, stock split, issuance of stock and issuance of stock acquisition right;

3.Dismissal of the Company's corporate auditor (See Note 20);

4.Decrease of common stock;

5.Dividend paid in property other than money;

6.Change in the articles of incorporation, business transfer, dissolution and liquidation of the Company; and

7.Organizational change, merger, stock exchange and stock transfer;

All issued Class A common stock are held by the Company's representative director, Kouji Eguchi. The holders of Class A common share can claim anytime to acquire Class A common share at market price.

Japanese companies are subject to the Companies Act of Japan (the "Companies Act"). The significant provisions in the Companies Act that affect financial and accounting matters are summarized below:

Common stock

Under the Companies Act, issuances of common stock are required to be credited to the common stock account for at least 50% of the proceeds and to the additional paid-in capital account for the remaining amounts.

Dividends

Under the Companies Act, companies can pay dividends at any time during the year in addition to the year-end dividend upon resolution at the shareholders’ meeting. The Companies Act permits companies to distribute dividends-in-kind (non-cash assets) to shareholders’ subject to certain limitations and additional requirements. Semiannual interim dividends may also be paid once a year upon resolution by the Board of Directors if the articles of incorporation of the company so stipulate. The Companies Act provides certain limitations on the amounts available for dividends or the purchase of treasury stock. The limitation is defined as the amount available for distribution to the shareholders, but the amount of net assets after dividends must be maintained at no less than ¥3 million.

Increases / decreases and transfer of common stock, reserve and surplus

The Companies Act requires that an amount equal to 10% of dividends must be appropriated as legal reserve (a component of retained earnings) or as additional paid-in capital (a component of capital surplus) depending on the equity account charged upon the payment of such dividends until the total of the aggregate amount of legal reserve and additional paid-in capital equals 25% of common stock. Under the Companies Act, the total amount of additional paid-in capital and legal reserve may be reversed without limitation. The Companies Act also provides that common stock, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among the accounts under certain conditions upon resolution of the shareholders.

Treasury Stock

The Companies Act also provides for companies to purchase treasury stock and dispose of such treasury stock by resolution of the Board of Directors. The amount of treasury stock purchased cannot exceed the amount available for distribution to the shareholders which is determined by a specific formula.